Intangible Assets and Goodwill - Additional Information (Detail) - USD ($)		12 Months Ended
	Jan. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jan. 31, 2017
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Goodwill		$ 601,151,000	$ 619,874,000		$ 950,204,000
Impairment of goodwill				$ 272,160,000
ibibo Group - Go ibibo [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Goodwill	$ 466,762,000				802,181,000
Impairment of goodwill				270,855,000
Impact of currency translation adjustments on goodwill	64,564,000
ibibo Group - Go ibibo [Member] | Goodwill [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Impairment of goodwill				$ 270,855,000
ibibo Group - redBus [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Goodwill		132,641,000	136,786,000		$ 148,023,000
Impairment loss		$ 0	$ 0
Description related to cash flow projections period		over a period of five years
Percentage by which recoverable amount exceeds the carrying amount		53.80%	37.50%
EBITDA margin		8.50%	6.10%
Air Ticketing and Hotels and Packages [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Impairment loss	$ 0	$ 0	$ 0
Description related to cash flow projections period		over a period of five years